Deferred charges, net (Tables)	6 Months Ended
Jun. 30, 2020
Deferred charges, net [Abstract]
Deferred Dry-Docking Costs, Net
The movement in the deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets, is as follows:

Dry-docking costs
Balance December 31, 2019	$—
Additions	564,766
Amortization	(33,692)
Balance June 30, 2020	$531,074